Income taxes - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 19.3	$ 21.3
Items generating unrecognized tax benefits	18.9	20.2
Interest and related penalties	$ 0.4	$ 1.1